Customer and Supplier Concentration (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Customer and Supplier Concentration (Details) [Line Items]
Description of the risk factors	Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.
Total revenues, percentage	10.00%	10.00%
Raw materials purchase percentage		25.90%	16.80%
Due to vendor (in Dollars)		$ 4.3
Guanxian Chunjiang Ganoderma Professional Cooperative Community [Member]
Customer and Supplier Concentration (Details) [Line Items]
Percentage pf purchases	10.00%